BUSINESS COMBINATIONS - Fair value of the purchase consideration - Delivery Circle (Details) - DeliveryCircle LLC	Aug. 05, 2024 USD ($)
BUSINESS COMBINATIONS
Cash	$ 520,000
Contingent consideration at fair value	575,690
Noncontrolling interest at fair value	1,287,320
Total	$ 2,383,010